Derivatives and Hedging - Summary of Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Current Asset	$ 14,127	$ 107,868
Long-Term Asset	379,080	192,266
Current Liability	(51,464)	(103,175)
Long-Term Liability	(393,455)	(196,929)
Derivative instruments designated as hedges
Derivative [Line Items]
Current Asset	0	0
Long-Term Asset	5,042	2,474
Current Liability	0	0
Long-Term Liability	(17,409)	(6,027)
Derivative instruments designated as hedges | Interest rate contracts | Cash Flow Hedge
Derivative [Line Items]
Current Liability	0	0
Long-Term Liability	(17,409)	(6,027)
Derivative instruments designated as hedges | Interest rate contracts | Fair Value Hedge
Derivative [Line Items]
Current Asset	0	0
Long-Term Asset	5,042	2,474
Undesignated derivative instruments
Derivative [Line Items]
Current Asset	14,127	107,868
Long-Term Asset	374,038	189,792
Current Liability	(51,464)	(103,175)
Long-Term Liability	(376,046)	(190,902)
Undesignated derivative instruments | Equity options
Derivative [Line Items]
Current Asset	2,415	101,179
Long-Term Asset	374,038	189,792
Current Liability	(5,966)	(101,361)
Long-Term Liability	(376,046)	(190,902)
Undesignated derivative instruments | Foreign exchange forwards and options
Derivative [Line Items]
Current Asset	11,712	6,689
Long-Term Asset	0	0
Current Liability	(45,498)	(1,814)
Long-Term Liability	$ 0	$ 0